UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Asset-backed securities — 20.3%
Ally Auto Receivables Trust,
Series 2017-3, Class B,
2.240%, due 07/15/22	11,015,000	11,060,775
BA Credit Card Trust,
Series 2017-A1, Class A1,
1.950%, due 08/15/22	20,000,000	20,006,170
BMW Vehicle Lease Trust,
Series 2019-1, Class A2,
2.790%, due 03/22/21	7,213,337	7,235,647
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1,
2.260%, due 03/15/23	11,200,000	11,206,709
Canadian Pacer Auto Receivables Trust,
Series 2017-1A, Class A4,
2.286%, due 01/19/22[1]	11,850,000	11,873,595
CARDS II Trust,
Series 2018-2A, Class A,
3.047%, due 04/17/23[1]	16,600,000	16,636,160
CCG Receivables Trust,
Series 2019-1, Class A2,
2.800%, due 09/14/26[1]	3,004,481	3,034,194
Chesapeake Funding II LLC,
Series 2017-3A, Class A1,
1.910%, due 08/15/29[1]	12,066,082	12,064,866
Series 2017-3A, Class B,
2.570%, due 08/15/29[1]	4,900,000	4,921,243
Series 2017-3A, Class C,
2.780%, due 08/15/29[1]	5,560,000	5,585,007
Series 2017-4A, Class A1,
2.120%, due 11/15/29[1]	9,559,671	9,574,375
CNH Equipment Trust,
Series 2016-B, Class A3,
1.630%, due 08/15/21	16,118	16,116
Series 2016-C, Class B,
1.930%, due 03/15/24	5,385,000	5,380,463
Series 2019-A, Class A2,
2.960%, due 05/16/22	1,547,201	1,555,543
Dell Equipment Finance Trust,
Series 2017-2, Class B,
2.470%, due 10/24/22[1]	10,816,000	10,840,190
Series 2017-2, Class C,
2.730%, due 10/24/22[1]	5,972,000	5,995,914
Series 2018-1, Class A2A,
2.970%, due 10/22/20[1]	2,915,734	2,919,382

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2018-1, Class A3,
3.180%, due 06/22/23[1]	29,300,000	29,564,055
DLL LLC,
Series 2018-1, Class A3,
3.100%, due 04/18/22[1]	3,454,174	3,476,089
Series 2018-ST2, Class A3,
3.460%, due 01/20/22[1]	37,851,000	38,253,825
Series 2019-DA1, Class A2,
2.790%, due 11/22/21[1]	4,321,101	4,337,254
Series 2019-MA2, Class A2,
2.270%, due 05/20/22[1]	3,000,000	3,004,742
DLL Securitization Trust,
Series 2017-A, Class A3,
2.140%, due 12/15/21[1]	2,003,813	2,005,346
Enterprise Fleet Financing LLC,
Series 2016-2, Class A3,
2.040%, due 02/22/22[1]	1,858,428	1,858,595
Series 2017-2, Class A3,
2.220%, due 01/20/23[1]	3,500,000	3,512,491
Series 2018-1, Class A2,
2.870%, due 10/20/23[1]	11,798,347	11,862,993
Series 2018-2, Class A2,
3.140%, due 02/20/24[1]	24,916,119	25,175,598
Series 2018-3, Class A2,
3.380%, due 05/20/24[1]	26,705,412	27,101,493
Fifth Third Auto Trust,
Series 2017-1, Class A3,
1.800%, due 02/15/22	3,451,270	3,451,024
Series 2019-1, Class A2A,
2.660%, due 05/16/22	2,369,809	2,379,865
Ford Credit Auto Owner Trust,
Series 2016-1, Class A,
2.310%, due 08/15/27[1]	16,975,000	17,094,726
Ford Credit Floorplan Master Owner Trust,
Series 2017-1, Class B,
2.250%, due 05/15/22	10,365,000	10,375,387
General Motors Financial Automobile Leasing Trust,
Series 2017-2, Class B,
2.430%, due 06/21/21	3,000,000	3,000,670
Series 2017-2, Class C,
2.840%, due 06/21/21	2,000,000	2,002,063
Series 2017-3, Class A4,
2.120%, due 09/20/21	2,010,386	2,010,481
Series 2018-2, Class A3,
3.060%, due 06/21/21	23,850,994	23,928,190

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Asset-backed securities — (continued)
Series 2019-1, Class A2A,
2.910%, due 04/20/21	3,680,933	3,691,461
General Motors Financial Consumer Automobile Receivables Trust,
Series 2019-3, Class A2A,
2.230%, due 08/16/22	13,716,244	13,758,938
GMF Floorplan Owner Revolving Trust,
Series 2017-2, Class C,
2.630%, due 07/15/22[1]	2,000,000	2,003,671
Great America Leasing Receivables Funding,
Series 2018-1, Class A3,
2.600%, due 06/15/21[1]	6,869,808	6,888,330
Huntington Auto Trust,
Series 2016-1, Class A4,
1.930%, due 04/15/22	4,941,220	4,944,275
Hyundai Auto Lease Securitization Trust,
Series 2017-C, Class A4,
2.210%, due 09/15/21[1]	2,390,000	2,391,589
Series 2018-B, Class A3,
3.040%, due 10/15/21[1]	9,500,000	9,553,372
Kubota Credit Owner Trust,
Series 2018-1A, Class A3,
3.100%, due 08/15/22[1]	6,276,000	6,364,129
Mercedes-Benz Auto Lease Trust,
Series 2018-B, Class A2,
3.040%, due 12/15/20	4,606,742	4,611,376
Series 2019-A, Class A2,
3.010%, due 02/16/21	923,151	925,392
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5,
2.330%, due 12/08/25[1]	4,500,000	4,524,359
Series 2016-AA, Class A4,
1.760%, due 01/17/23[1]	3,687,094	3,686,917
Series 2017-AA, Class A3,
2.040%, due 02/16/22[1]	5,355,830	5,358,069
Series 2018-A, Class A2,
2.920%, due 07/12/21[1]	1,674,120	1,677,545
Series 2019-A, Class A2,
2.840%, due 01/10/22[1]	6,207,778	6,240,893
Nissan Auto Lease Trust,
Series 2018-A, Class A3,
3.250%, due 09/15/21	2,570,000	2,593,140
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A4,
1.380%, due 01/17/23	2,500,000	2,496,552
Santander Retail Auto Lease Trust,

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Series 2017-A, Class B,
2.680%, due 01/20/22[1]	8,630,000	8,656,102
Series 2019-A, Class A2,
2.720%, due 01/20/22[1]	11,300,058	11,380,384
Series 2019-B, Class A2A,
2.290%, due 04/20/22[1]	14,898,842	14,984,570
Securitized Term Auto Receivables Trust,
Series 2017-2A, Class A4,
2.289%, due 03/25/22[1]	9,700,000	9,731,535
Synchrony Credit Card Master Trust,
Series 2017-1, Class A,
1.930%, due 06/15/23	18,205,000	18,213,848
Verizon Owner Trust,
Series 2017-1A, Class B,
2.450%, due 09/20/21[1]	15,458,000	15,484,262
Series 2017-1A, Class C,
2.650%, due 09/20/21[1]	6,480,000	6,499,839
Series 2017-2A, Class A,
1.920%, due 12/20/21[1]	2,100,455	2,101,530
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3,
2.540%, due 02/15/22[1]	2,694,082	2,703,777
World Financial Network Credit Card Master Trust,
Series 2015-B, Class A,
2.550%, due 06/17/24	10,200,000	10,240,070
World Omni Auto Receivables Trust,
Series 2016-A, Class A3,
1.770%, due 09/15/21	121,098	121,091
Series 2016-A, Class A4,
1.950%, due 05/16/22	3,700,000	3,702,224
Series 2019-A, Class A2,
3.020%, due 04/15/22	1,482,678	1,489,923
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A4,
2.940%, due 05/15/23	10,000,000	10,067,485

Total asset-backed securities (cost — $550,550,834)		551,387,884

Certificates of deposit — 9.0%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 2.204%, due 08/28/20[2]	5,000,000	5,000,014

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Bank of Nova Scotia
3 mo. USD LIBOR + 0.280%, 2.208%, due 09/21/20[2]	15,000,000	14,999,809
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 2.159%, due 02/01/21[2]	14,000,000	13,996,608
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.300%, 2.101%, due 07/24/20[2]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.400%, 2.302%, due 05/02/20[2]	7,900,000	7,906,540
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.270%, 2.179%, due 02/01/21[2]	18,000,000	18,004,229
3 mo. USD LIBOR + 0.350%, 2.120%, due 07/30/20[2]	7,062,000	7,061,311
3 mo. USD LIBOR + 0.400%, 2.335%, due 09/24/20[2]	5,000,000	5,000,000
Credit Suisse AG
3 mo. USD LIBOR + 0.220%, 2.098%, due 10/09/20[2]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.230%, 2.118%, due 12/30/20[2]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.240%, 2.153%, due 12/04/20[2]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.400%, 2.177%, due 07/31/20[2]	5,000,000	5,000,000
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 2.181%, due 12/10/21[2]	25,000,000	25,000,000
Mizuho Bank Ltd.
1.940%, due 04/24/20	15,000,000	15,000,000
MUFG Bank Ltd.
1.980%, due 10/15/20	20,000,000	20,000,000
3 mo. USD LIBOR + 0.500%, 2.294%, due 01/25/21[2]	2,900,000	2,907,440
Nordea Bank Abp
3 mo. USD LIBOR + 0.190%, 2.062%, due 01/08/21[2]	7,500,000	7,500,384
3 mo. USD LIBOR + 0.400%, 2.238%, due 01/14/21[2]	12,500,000	12,522,513
Oversea-Chinese Banking Corp. Ltd.
1 mo. USD LIBOR + 0.240%, 1.901%, due 03/27/20[2]	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.345%, 2.254%, due 05/14/21[2]	15,000,000	15,000,755

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
3 mo. USD LIBOR + 0.380%, 2.214%, due 10/12/21[2]	6,500,000	6,501,949
3 mo. USD LIBOR + 0.420%, 2.221%, due 07/24/20[2]	3,000,000	3,000,261
3 mo. USD LIBOR + 0.420%, 2.334%, due 08/28/20[2]	6,000,000	6,000,261
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.400%, 2.309%, due 04/01/20[2]	2,000,000	2,000,797
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.124%, due 05/07/20[2]	190,000	189,921
Toronto-Dominion Bank
3 mo. USD LIBOR + 0.190%, 2.151%, due 09/30/20[2]	5,000,000	5,000,000

Total certificates of deposit (cost — $244,592,792)		244,592,792

Commercial paper — 16.5%[3]
American Electric Power Co., Inc. 1.800%, due 03/04/20	14,000,000	13,977,600
Atlantic Asset Securitization LLC 2.000%, due 03/05/20	12,250,000	12,227,542
2.080%, due 02/07/20	12,000,000	11,995,840
Bank of China Ltd. 1.800%, due 02/10/20	11,000,000	10,995,050
Bedford Row Funding Corp. 1.980%, due 04/02/20	10,000,000	9,966,450
Boeing Co./The 2.400%, due 03/02/20	10,000,000	9,980,000
CNPC Finance HK Ltd. 1.860%, due 02/03/20	23,000,000	22,997,623
1.970%, due 02/21/20	19,250,000	19,228,932
2.000%, due 02/18/20	16,500,000	16,484,417
Collateralized Commercial Paper Co. LLC 1.930%, due 03/11/20	16,800,000	16,764,874
DBS Bank Ltd.
3 mo. USD LIBOR + 0.060%, 1.948%, due 06/11/20 [1,2]	9,000,000	8,998,861
1.997%, due 04/07/20	20,000,000	19,928,500
Dexia Credit Local 1.890%, due 05/11/20	15,000,000	14,921,250
Dominion Gas Holdings LLC 1.720%, due 02/06/20	3,000,000	2,999,283

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Commercial paper — (continued)
Dow Chemical Co.
1.940%, due 03/30/20	2,000,000	1,993,749
1.940%, due 03/31/20	5,997,000	5,977,933
1.986%, due 03/30/20	14,900,000	14,853,189
ENI Finance USA, Inc. 1.670%, due 02/03/20	30,000,000	29,997,217
1.680%, due 02/03/20	1,340,000	1,339,875
1.946%, due 04/13/20	6,200,000	6,176,316
2.010%, due 02/05/20	11,000,000	10,997,543
2.059%, due 02/12/20	6,000,000	5,996,297
2.079%, due 04/07/20	10,000,000	9,962,600
Federation des Caisses Desjardins du Quebec 1.910%, due 04/17/20	2,000,000	1,991,936
3 mo. USD LIBOR + 0.080%, 2.008%, due 06/22/20 [1,2]	10,000,000	9,998,833
3 mo. USD LIBOR + 0.080%, 2.008%, due 06/23/20 [1,2]	10,000,000	9,999,330
General Motors Financial Co., Inc. 1.890%, due 02/03/20	2,639,000	2,638,723
2.209%, due 02/04/20	8,000,000	7,998,553
Glencore Funding LLC 1.750%, due 02/10/20	6,271,000	6,268,256
1.920%, due 03/23/20	1,500,000	1,495,920
1.947%, due 05/07/20	5,000,000	4,974,533
1.985%, due 03/23/20	20,000,000	19,944,750
Industrial & Commercial Bank of China Ltd. 1.936%, due 04/27/20	12,000,000	11,945,533
ING US Funding LLC 1.925%, due 04/17/20	15,000,000	14,939,042
Intesa Funding LLC 1.850%, due 03/30/20	10,000,000	9,970,194
LMA Americas LLC 1.930%, due 04/21/20	5,000,000	4,978,556
2.000%, due 03/24/20	3,000,000	2,991,333
Mondelez International, Inc. 1.950%, due 02/05/20	3,500,000	3,499,242
NRW Bank 2.020%, due 04/08/20	20,000,000	19,924,811
Old Line Funding LLC 1.990%, due 03/24/20	12,000,000	11,965,507
Reckitt Benckiser Treasury Services PLC 1.760%, due 03/13/20	1,500,000	1,496,993
Shell International Finance BV 2.010%, due 06/01/20	10,000,000	9,932,442

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Commercial paper— (concluded)
Starbird Funding Corp.
2.010%, due 04/06/20	10,000,000	9,963,708
Thunder Bay Funding LLC
2.004%, due 03/16/20	3,850,000	3,840,777

Total Commercial paper (cost—$449,519,913)		449,519,913

Corporate bonds — 53.3%
Aerospace & defense — 0.6%
United Technologies Corp.
1.900%, due 05/04/20	5,555,000	5,556,488
4.500%, due 04/15/20	7,300,000	7,341,069
3 mo. USD LIBOR + 0.650%, 2.554%, due 08/16/21[2]	3,945,000	3,945,750

		16,843,307

Agriculture — 0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 2.499%, due 08/14/20[2]	250,000	250,542

Auto manufacturers — 3.3%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 2.241%, due 11/05/21[2]	10,035,000	10,072,853
BMW US Capital LLC 2.150%, due 04/06/20[1]	6,309,000	6,313,136
3 mo. USD LIBOR + 0.370%, 2.279%, due 08/14/20[1,2]	3,000,000	3,004,780
3 mo. USD LIBOR + 0.410%, 2.258%, due 04/12/21[1,2]	3,413,000	3,423,227
3 mo. USD LIBOR + 0.500%, 2.401%, due 08/13/21[1,2]	8,080,000	8,113,827
Daimler Finance North America LLC
2.250%, due 03/02/20[1]	2,000,000	2,000,713
3 mo. USD LIBOR + 0.550%, 2.452%, due 05/04/21[1,2]	350,000	351,332
3 mo. USD LIBOR + 0.670%, 2.561%, due 11/05/21[1,2]	4,500,000	4,527,887
3 mo. USD LIBOR + 0.880%, 2.779%, due 02/22/22[1,2]	9,750,000	9,842,845
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 2.238%, due 07/13/20[1,2]	200,000	200,135

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Auto manufacturers — (concluded)
3 mo. USD LIBOR + 0.390%, 2.351%, due 09/28/20[1,2]	1,000,000	1,000,937
3 mo. USD LIBOR + 0.520%, 2.414%, due 03/15/21[1,2]	3,375,000	3,378,487
3 mo. USD LIBOR + 0.630%, 2.558%, due 09/21/21[1,2]	2,500,000	2,507,990
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 2.161%, due 05/10/21[2]	500,000	500,374
Toyota Motor Credit Corp. GMTN
3 mo. USD LIBOR + 0.170%, 2.069%, due 09/18/20[2]	12,000,000	12,009,387
Toyota Motor Credit Corp. MTN
3 mo. USD LIBOR + 0.280%, 2.128%, due 04/13/21[2]	750,000	751,994
3 mo. USD LIBOR + 0.370%, 2.257%, due 03/12/20[2]	2,500,000	2,501,293
3 mo. USD LIBOR + 0.690%, 2.538%, due 01/11/22[2]	4,000,000	4,038,266
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 2.795%, due 09/24/21[1,2]	7,000,000	7,059,243
3 mo. USD LIBOR + 0.940%, 2.841%, due 11/12/21[1,2]	7,000,000	7,069,440

		88,668,146

Banks — 33.3%
ABN AMRO Bank N.V.
2.450%, due 06/04/20[1,4]	2,000,000	2,004,200
3 mo. USD LIBOR + 0.410%, 2.229%, due 01/19/21[1,2]	4,745,000	4,758,985
3 mo. USD LIBOR + 0.570%, 2.489%, due 08/27/21[1,2,4]	20,120,000	20,236,294
ANZ New Zealand International Ltd.
2.850%, due 08/06/20[1]	6,455,000	6,491,203
3 mo. USD LIBOR + 1.010%, 2.805%, due 07/28/21[1,2]	14,175,000	14,340,407
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.221%, due 11/09/20[1,2]	5,925,000	5,937,891
3 mo. USD LIBOR + 0.460%, 2.364%, due 05/17/21[1,2]	2,300,000	2,310,534
3 mo. USD LIBOR + 0.500%, 2.403%, due 08/19/20[1,2]	3,525,000	3,533,802

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 0.990%, 2.897%, due 06/01/21[1,2]	1,250,000	1,264,502
Bank of America Corp.
2.250%, due 04/21/20	8,225,000	8,233,883
3 mo. USD LIBOR + 0.380%, 2.186%, due 01/23/22[2]	4,160,000	4,166,030
Bank of America Corp. GMTN
3 mo. USD LIBOR + 0.660%, 2.479%, due 07/21/21[2]	4,400,000	4,411,620
Bank of America N.A.
3 mo. USD LIBOR + 0.350%, 2.260%, due 05/24/21[2,4]	15,200,000	15,214,356
Bank of Montreal
3 mo. USD LIBOR + 0.460%, 2.308%, due 04/13/21[2]	11,630,000	11,676,216
Bank of Montreal MTN
3 mo. USD LIBOR + 0.340%, 2.188%, due 07/13/20[2]	6,573,000	6,582,081
3 mo. USD LIBOR + 0.790%, 2.709%, due 08/27/21[2]	6,013,000	6,073,483
Bank of New York Mellon Corp./The
2.150%, due 02/24/20	4,185,000	4,185,000
Bank of New York Mellon Corp./The MTN
3 mo. USD LIBOR + 0.870%, 2.774%, due 08/17/20[2]	6,000,000	6,028,488
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 2.162%, due 01/08/21[2]	375,000	375,584
3 mo. USD LIBOR + 0.390%, 2.228%, due 07/14/20[2]	802,000	803,271
3 mo. USD LIBOR + 0.440%, 2.259%, due 04/20/21[2]	10,150,000	10,188,613
Banque Federative du Credit Mutuel SA
2.200%, due 07/20/20[1]	6,084,000	6,095,168
3 mo. USD LIBOR + 0.490%, 2.309%, due 07/20/20[1,2,4]	21,521,000	21,566,116
BNP Paribas SA
2.375%, due 05/21/20	10,000,000	10,019,562
BNZ International Funding Ltd.
3 mo. USD LIBOR + 0.700%, 2.595%, due 02/21/20[1,2]	1,000,000	1,000,416
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 2.210%, due 10/05/20[2]	8,780,000	8,792,775

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 0.315%, 2.217%, due 02/02/21[2]	5,242,000	5,250,897
Citibank N.A.
3 mo. USD LIBOR + 0.300%, 2.119%, due 10/20/20[2]	450,000	450,792
3 mo. USD LIBOR + 0.320%, 2.229%, due 05/01/20[2]	2,400,000	2,400,978
3 mo. USD LIBOR + 0.350%, 2.251%, due 02/12/21[2]	5,000,000	5,012,063
3 mo. USD LIBOR + 0.500%, 2.387%, due 06/12/20[2]	5,175,000	5,184,035
Citigroup, Inc.
2.400%, due 02/18/20	5,000,000	5,001,148
3 mo. USD LIBOR + 1.070%, 2.955%, due 12/08/21[2]	10,000,000	10,139,705
3 mo. USD LIBOR + 1.190%, 3.092%, due 08/02/21[2]	2,000,000	2,026,186
3 mo. USD LIBOR + 1.310%, 3.104%, due 10/26/20[2]	1,250,000	1,260,665
3 mo. USD LIBOR + 1.380%, 3.341%, due 03/30/21[2]	5,243,000	5,320,780
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.400%, 2.299%, due 09/18/20[1,2]	6,935,000	6,950,819
3 mo. USD LIBOR + 0.450%, 2.341%, due 03/10/20[1,2]	4,210,000	4,212,468
3 mo. USD LIBOR + 0.700%, 2.591%, due 03/10/22[1,2]	14,800,000	14,963,537
3 mo. USD LIBOR + 0.830%, 2.717%, due 09/06/21[1,2]	6,250,000	6,314,709
Commonwealth Bank of Australia GMTN
2.300%, due 03/12/20	1,000,000	1,000,624
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 2.224%, due 04/26/21[2]	11,465,000	11,504,898
3 mo. USD LIBOR + 0.830%, 2.664%, due 01/10/22[2]	2,150,000	2,173,096
Credit Agricole Corporate & Investment Bank SA MTN
3 mo. USD LIBOR + 0.625%, 2.533%, due 10/03/21[2]	3,450,000	3,460,120
Credit Agricole SA
2.750%, due 06/10/20[1]	8,500,000	8,527,029
3 mo. USD LIBOR + 0.970%, 2.861%, due 06/10/20[1,2]	850,000	852,694

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 1.180%, 3.089%, due 07/01/21[1,2]	6,650,000	6,741,100
Credit Suisse AG
1.983%, due 02/04/22	4,750,000	4,751,425
Credit Suisse AG MTN
4.375%, due 08/05/20	4,705,000	4,766,849
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 4.109%, due 04/16/21[2]	250,000	256,024
DBS Group Holdings Ltd.
3 mo. USD LIBOR + 0.490%, 2.375%, due 06/08/20[1,2]	1,000,000	1,000,860
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 2.279%, due 10/02/20[1,2]	6,792,000	6,806,431
3 mo. USD LIBOR + 1.070%, 2.977%, due 06/02/21[1,2]	4,600,000	4,653,920
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 2.100%, due 10/30/20[1,2]	14,160,000	14,190,723
Fifth Third Bank
3 mo. USD LIBOR + 0.250%, 2.020%, due 10/30/20[2]	1,375,000	1,376,481
3 mo. USD LIBOR + 0.440%, 2.234%, due 07/26/21[2]	2,315,000	2,323,119
Goldman Sachs Group, Inc./The
2.750%, due 09/15/20	7,493,000	7,528,637
6.000%, due 06/15/20	2,200,000	2,233,266
3 mo. USD LIBOR + 1.160%, 2.966%, due 04/23/20[2]	5,341,000	5,349,052
3 mo. USD LIBOR + 1.200%, 3.094%, due 09/15/20[2]	2,425,000	2,439,134
3 mo. USD LIBOR + 1.770%, 3.680%, due 02/25/21[2]	500,000	508,464
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 2.504%, due 05/18/21[2]	8,900,000	8,911,597
3 mo. USD LIBOR + 2.240%, 4.125%, due 03/08/21[2]	6,062,000	6,195,702
JPMorgan Chase & Co.
4.250%, due 10/15/20	10,000,000	10,176,218
3 mo. USD LIBOR + 0.550%, 2.435%, due 03/09/21[2]	100,000	100,041
3 mo. USD LIBOR + 0.680%, 2.587%, due 06/01/21[2]	4,561,000	4,570,107
3 mo. USD LIBOR + 1.100%, 2.985%, due 06/07/21[2]	4,750,000	4,807,285

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 1.205%, 2.980%, due 10/29/20[2]	3,110,000	3,132,301
3 mo. USD LIBOR + 1.480%, 3.387%, due 03/01/21[2]	6,500,000	6,587,650
KeyBank N.A.
2.250%, due 03/16/20	14,412,000	14,420,359
KeyCorp MTN
2.900%, due 09/15/20	12,550,000	12,634,019
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 2.358%, due 08/06/21[1,2]	4,000,000	4,002,878
3 mo. USD LIBOR + 1.120%, 2.915%, due 07/29/20[1,2]	4,080,000	4,100,002
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 2.444%, due 07/26/21[2]	8,571,000	8,619,632
3 mo. USD LIBOR + 0.920%, 2.819%, due 02/22/22[2]	10,285,000	10,409,541
3 mo. USD LIBOR + 1.060%, 2.947%, due 09/13/21[2]	8,000,000	8,102,641
3 mo. USD LIBOR + 1.880%, 3.787%, due 03/01/21[2]	5,728,000	5,829,535
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 2.854%, due 02/28/22[2]	4,630,000	4,685,435
3 mo. USD LIBOR + 1.140%, 3.027%, due 09/13/21[2]	8,801,000	8,925,964
Morgan Stanley
2.800%, due 06/16/20	5,409,000	5,428,745
3 mo. USD LIBOR + 1.180%, 2.999%, due 01/20/22[2]	4,686,000	4,732,204
Morgan Stanley GMTN
3 mo. USD LIBOR + 1.400%, 3.219%, due 04/21/21[2]	20,702,000	21,020,034
SOFR + 0.700%, 2.233%, due 01/20/23[2]	8,515,000	8,526,409
MUFG Bank Ltd.
2.300%, due 03/05/20[1]	2,975,000	2,976,427
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 2.198%, due 01/12/21[1,2]	7,250,000	7,270,909
3 mo. USD LIBOR + 0.510%, 2.409%, due 05/22/20[1,2]	4,095,000	4,101,598
3 mo. USD LIBOR + 0.580%, 2.488%, due 09/20/21[1,2]	3,850,000	3,874,640

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 0.710%, 2.612%, due 11/04/21[1,2]	4,500,000	4,542,187
3 mo. USD LIBOR + 1.000%, 2.848%, due 07/12/21[1,2]	4,800,000	4,860,756
National Australia Bank Ltd. MTN
2.125%, due 05/22/20	3,736,000	3,740,962
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.232%, due 11/02/20[2]	9,205,000	9,217,619
National Bank of Canada MTN
3 mo. USD LIBOR + 0.560%, 2.447%, due 06/12/20[2]	1,569,000	1,571,479
Nordea Bank Abp
2.125%, due 05/29/20[1]	24,964,000	24,993,499
3 mo. USD LIBOR + 0.470%, 2.384%, due 05/29/20[1,2]	900,000	901,421
3 mo. USD LIBOR + 0.990%, 2.909%, due 05/27/21[1,2]	3,450,000	3,486,479
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 2.052%, due 01/22/21[2]	5,670,000	5,680,834
PNC Financial Services Group, Inc./The
5.125%, due 02/08/20	14,790,000	14,795,052
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.350%, 2.222%, due 07/08/21[2]	20,000,000	20,058,046
3 mo. USD LIBOR + 0.390%, 2.160%, due 04/30/21[2]	14,327,000	14,382,421
3 mo. USD LIBOR + 0.730%, 2.639%, due 02/01/22[2]	7,143,000	7,221,970
Royal Bank of Canada MTN
3 mo. USD LIBOR + 0.240%, 2.034%, due 10/26/20[2]	625,000	625,768
3 mo. USD LIBOR + 0.400%, 2.194%, due 01/25/21[2]	1,000,000	1,003,889
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 2.334%, due 05/17/21[1,2]	11,450,000	11,481,900
Societe Generale SA
2.625%, due 09/16/20[1]	4,050,000	4,071,460
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 2.959%, due 10/19/21[2]	11,086,000	11,242,402

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (continued)
3 mo. USD LIBOR + 1.680%, 3.565%, due 03/09/21[2]	12,400,000	12,597,151
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.360%, 2.245%, due 09/08/20[2]	11,000,000	11,023,127
3 mo. USD LIBOR + 0.470%, 2.380%, due 05/24/21[2]	14,520,000	14,584,941
3 mo. USD LIBOR + 1.150%, 3.111%, due 03/30/21[2]	6,460,000	6,541,122
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.260%, 2.160%, due 09/17/20[2]	14,260,000	14,282,672
3 mo. USD LIBOR + 0.270%, 2.170%, due 03/17/21[2]	11,375,000	11,400,419
Toronto-Dominion Bank/The MTN
3 mo. USD LIBOR + 0.280%, 2.168%, due 06/11/20[2]	8,290,000	8,299,484
3 mo. USD LIBOR + 1.000%, 2.874%, due 04/07/21[2]	100,000	101,050
SOFR + 0.480%, 2.013%, due 01/27/23[2]	9,475,000	9,483,356
Truist Bank
2.250%, due 06/01/20	6,760,000	6,768,357
Truist Financial Corp. MTN
3 mo. USD LIBOR + 0.220%, 2.129%, due 02/01/21[2]	3,595,000	3,597,535
3 mo. USD LIBOR + 0.570%, 2.464%, due 06/15/20[2]	7,190,000	7,203,007
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 2.441%, due 01/24/22[2]	18,216,000	18,365,929
US Bank N.A.
3 mo. USD LIBOR + 0.140%, 1.946%, due 10/23/20[2]	600,000	600,648
3 mo. USD LIBOR + 0.180%, 1.999%, due 01/21/22[2]	14,000,000	14,015,204
3 mo. USD LIBOR + 0.290%, 2.185%, due 05/21/21[2]	2,030,000	2,031,266
3 mo. USD LIBOR + 0.310%, 2.212%, due 02/04/21[2]	7,000,000	7,014,770
3 mo. USD LIBOR + 0.320%, 2.114%, due 04/26/21[2]	1,150,000	1,153,998
Wells Fargo & Co.
3 mo. USD LIBOR + 0.930%, 2.831%, due 02/11/22[2]	2,558,000	2,577,227

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Banks — (concluded)
3 mo. USD LIBOR + 1.025%, 2.819%, due 07/26/21[2]	11,278,000	11,412,674
3 mo. USD LIBOR + 1.340%, 3.240%, due 03/04/21[2]	7,000,000	7,092,745
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	8,000,000	8,029,779
Wells Fargo & Co. MTN
3 mo. USD LIBOR + 0.880%, 2.682%, due 07/22/20[2]	1,131,000	1,135,596
3 mo. USD LIBOR + 1.010%, 2.895%, due 12/07/20[2]	750,000	755,986
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.500%, 2.306%, due 07/23/21[2]	5,130,000	5,139,521
Westpac Banking Corp.
2.600%, due 11/23/20	2,200,000	2,216,096
3 mo. USD LIBOR + 0.280%, 2.190%, due 05/15/20[2]	1,265,000	1,266,065
3 mo. USD LIBOR + 0.340%, 2.135%, due 01/25/21[2]	5,000,000	5,011,151
3 mo. USD LIBOR + 0.430%, 2.317%, due 03/06/20[2]	8,116,000	8,120,350
3 mo. USD LIBOR + 0.850%, 2.698%, due 01/11/22[2]	6,000,000	6,071,344
3 mo. USD LIBOR + 0.850%, 2.753%, due 08/19/21[2]	15,599,000	15,747,317
3 mo. USD LIBOR + 1.000%, 2.905%, due 05/13/21[2]	100,000	101,112

		904,984,224

Beverages — 0.5%
Diageo Capital PLC
3 mo. USD LIBOR + 0.240%, 2.144%, due 05/18/20[2]	14,325,000	14,335,932

Biotechnology — 0.5%
Amgen, Inc.
2.200%, due 05/11/20	6,291,000	6,297,085
3 mo. USD LIBOR + 0.450%, 2.351%, due 05/11/20[2]	6,250,000	6,256,399

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Biotechnology — (concluded)
Gilead Sciences, Inc.
2.550%, due 09/01/20	1,838,000	1,846,283

		14,399,767

Computers — 0.9%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 2.305%, due 05/13/21[2]	23,725,000	23,845,704

Diversified financial services — 1.2%
American Express Co.
3 mo. USD LIBOR + 0.330%, 2.100%, due 10/30/20[2]	5,366,000	5,373,756
3 mo. USD LIBOR + 0.525%, 2.429%, due 05/17/21[2]	6,525,000	6,553,296
3 mo. USD LIBOR + 0.600%, 2.491%, due 11/05/21[2]	10,538,000	10,608,288
American Express Credit Corp. MTN
3 mo. USD LIBOR + 0.430%, 2.336%, due 03/03/20[2]	8,292,000	8,292,000
Capital One Financial Corp.
3 mo. USD LIBOR + 0.760%, 2.661%, due 05/12/20[2]	990,000	991,307

		31,818,647

Electric — 1.9%
American Electric Power Co., Inc.
2.150%, due 11/13/20	3,316,000	3,325,483
Duke Energy Florida LLC
3 mo. USD LIBOR + 0.250%, 2.167%, due 11/26/21[2]	5,000,000	5,010,299
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.065%, due 09/08/20[2]	2,750,000	2,753,284
Exelon Corp.
2.850%, due 06/15/20	12,413,000	12,446,980
5.150%, due 12/01/20	8,000,000	8,157,149
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 2.336%, due 06/30/21[2]	5,925,000	5,943,726

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Electric — (concluded)
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.450%, 2.411%, due 09/28/20[2]	5,000,000	5,010,381
3 mo. USD LIBOR + 0.480%, 2.382%, due 05/04/21[2]	2,600,000	2,605,165
3 mo. USD LIBOR + 0.720%, 2.630%, due 02/25/22[2]	5,000,000	5,034,625

		50,287,092

Healthcare-products — 0.0%†
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 2.694%, due 03/15/20[2]	500,000	500,501

Healthcare-services — 0.5%
Cigna Holding Co.
5.125%, due 06/15/20	2,750,000	2,782,879
UnitedHealth Group, Inc.
2.700%, due 07/15/20	10,000,000	10,044,455

		12,827,334

Insurance — 1.9%
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.300%, 2.131%, due 10/15/20[1,2]	7,500,000	7,512,827
3 mo. USD LIBOR + 0.480%, 2.368%, due 06/11/21[1,2]	5,760,000	5,790,599
New York Life Global Funding
3 mo. USD LIBOR + 0.160%, 2.069%, due 10/01/20[1,2]	8,000,000	8,008,284
3 mo. USD LIBOR + 0.280%, 2.099%, due 01/21/22[1,2]	15,425,000	15,474,944
Prudential Financial, Inc. MTN
5.375%, due 06/21/20[4]	15,000,000	15,217,848

		52,004,502

Machinery-construction & mining — 0.7%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.390%, 2.294%, due 05/17/21[2]	5,500,000	5,519,574
Caterpillar Financial Services Corp. MTN
3 mo. USD LIBOR + 0.230%, 2.124%, due 03/15/21[2]	3,730,000	3,736,963

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Machinery-construction & mining — (concluded)
3 mo. USD LIBOR + 0.280%, 2.165%, due 09/07/21[2]	9,185,000	9,207,673

		18,464,210

Machinery-diversified — 0.8%
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 2.127%, due 03/12/21[2]	16,600,000	16,618,056
3 mo. USD LIBOR + 0.260%, 2.151%, due 09/10/21[2]	2,371,000	2,374,153
3 mo. USD LIBOR + 0.400%, 2.285%, due 06/07/21[2]	4,000,000	4,014,297

		23,006,506

Media — 0.6%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 2.349%, due 10/01/21[2]	15,390,000	15,471,450

Miscellaneous manufacturers — 0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 2.504%, due 03/16/22[1,2]	2,300,000	2,314,434

Oil & gas — 0.9%
BP Capital Markets PLC
2.315%, due 02/13/20	11,425,000	11,426,399
3 mo. USD LIBOR + 0.250%, 2.160%, due 11/24/20 [2]	7,000,000	7,012,951
Occidental Petroleum Corp.
3 mo. USD LIBOR + 0.950%, 2.854%, due 02/08/21[2,4]	7,000,000	7,050,820

		25,490,170

Pharmaceuticals — 2.2%
AbbVie, Inc.
2.500%, due 05/14/20	9,781,000	9,792,993
3 mo. USD LIBOR + 0.350%, 2.245%, due 05/21/21 [1,2]	9,000,000	9,020,845
3 mo. USD LIBOR + 0.460%, 2.355%, due 11/19/21 [1,2]	11,287,000	11,323,817
AstraZeneca PLC
2.375%, due 11/16/20	3,025,000	3,041,620

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (continued)
Pharmaceuticals — (concluded)
Bristol-Myers Squibb Co.
2.875%, due 08/15/20[1]	5,300,000	5,331,318
3 mo. USD LIBOR + 0.200%, 2.104%, due 11/16/20[1,2]	9,100,000	9,110,578
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 2.550%, due 09/17/21[2]	2,000,000	2,000,222
CVS Health Corp.
2.800%, due 07/20/20	9,159,000	9,191,974
3 mo. USD LIBOR + 0.630%, 2.515%, due 03/09/20 [2]	25,000	25,013

		58,838,380

Pipelines — 0.2%
MPLX LP
3 mo. USD LIBOR + 0.900%, 2.785%, due 09/09/21[2]	6,750,000	6,774,791

Retail — 1.2%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 2.217%, due 03/01/22[2]	1,325,000	1,329,627
McDonald’s Corp. MTN
2.200%, due 05/26/20	10,000,000	10,011,740
3.500%, due 07/15/20[4]	10,000,000	10,091,107
3 mo. USD LIBOR + 0.430%, 2.225%, due 10/28/21[2]	11,275,000	11,327,499

		32,759,973

Telecommunications — 1.8%
AT&T, Inc.
3 mo. USD LIBOR + 0.750%, 2.657%, due 06/01/21[2]	10,000,000	10,070,099
3 mo. USD LIBOR + 0.930%, 2.891%, due 06/30/20[2]	10,000,000	10,035,000
3 mo. USD LIBOR + 0.950%, 2.781%, due 07/15/21[2]	12,599,000	12,731,807
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 2.449%, due 05/22/20[2]	6,000,000	6,008,507

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

	Face amount ($)	Value ($)
Corporate bonds — (concluded)
Telecommunications — (concluded)
3 mo. USD LIBOR + 1.000%, 2.894%, due 03/16/22 [2]	9,300,000	9,451,610

		48,297,023

Transportation — 0.2%
Union Pacific Corp.
2.250%, due 06/19/20	4,780,000	4,786,982

Total Corporate bonds (cost — $1,444,108,245)		1,446,969,617

	Number of shares
Short-term investments — 0.0%†
Investment companies — 0.0%†
State Street Institutional U.S. Government Money Market Fund (cost — $878,333)	878,333	878,333

Investment of cash collateral from securities loaned — 0.1%
Money market funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $2,697,933)	2,697,933	2,697,933

Total investments[5] (cost — $2,692,348,050) — 99.2%		2,696,046,472

Other assets in excess of liabilities — 0.8%		21,156,595

Net assets — 100.0%		$2,717,203,067

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2020

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Asset-backed securities	—	551,387,884	—	551,387,884
Certificates of deposit	—	244,592,792	—	244,592,792
Commercial paper	—	449,519,913	—	449,519,913
Corporate bonds	—	1,446,969,617	—	1,446,969,617
Short-term investments	—	878,333	—	878,333
Investment of cash collateral from securities loaned	—	2,697,933	—	2,697,933
Total	—	2,696,046,472	—	2,696,046,472

At January 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $778,019,619, represented 28.6% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[4]	Security, or portion thereof, was on loan at the period end.
[5]	Includes $3,539,981 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,697,933 and non-cash collateral of $918,976.

Portfolio acronyms
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2019.